OTHER RESERVES (Details) - Schedule of Movement in Merger Reserves - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
OTHER RESERVES (Details) - Schedule of Movement in Merger Reserves [Line Items]
At 1 January and 31 December	£ 6,348	£ 6,348	£ 6,348
The Bank
OTHER RESERVES (Details) - Schedule of Movement in Merger Reserves [Line Items]
At 1 January and 31 December	£ 0	£ 0	£ 0